Lease (Details) - Schedule of cash flow information - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Cash Flow Information Abstract
Operating cash outflows from operating lease	$ 44,925	$ 45,827